Other liabilities (Narrative) (Details)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)
NUKEM [Member]
Disclosure Of Operating Segments [Line Items]
Performance obligations	$ 0	$ 0	$ 6,143,000	$ 4,575,000